UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05339)

Concorde Funds, Inc.
(Exact name of registrant as specified in charter)

1000 Three Lincoln Centre
5430 LBJ Freeway LB3
Dallas, TX 75240-2650
(Address of principal executive offices) (Zip code)

Gary B. Wood
1000 Three Lincoln Centre, 5430 LBJ Freeway LB3, Dallas, TX 75240-2650
(Name and address of agent for service)

Registrant's telephone number, including area code: (972)-701-5400

Date of fiscal year end: September 30th

Date of reporting period: June 30, 2010

Item 1. Proxy Voting Record.

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Dell, Inc.	7/17/2009	24702R101	dell

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. Directors recommend: A vote for election of the following nominees:
For	For	01 - James W. Breyer	Issuer
For	For	02 - Donald J. Carty	Issuer
For	For	03 - Michael S. Dell	Issuer
For	For	04 - William H. Greay, III	Issuer
For	For	05 - Sallie L. Krawcheck	Issuer
For	For	06 - Judy C. Lewent	Issuer
For	For	07 - Thomas W. Luce, III	Issuer
For	For	08 - Klaus S. Luft	Issuer
For	For	09 - Alex J. Mandl	Issuer
For	For	10 - Sam Nunn	Issuer

For	For	2. Ratification of Independent Auditor	Issuer

Against	Against	SH1 - Reimbursement of Proxy Expenses	Security Holder

Against	Against	SH2 - Adopt simple majority vote	Security Holder

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
CAE, Inc.	8/12/2009	124765108	cae

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. Directors recommend: A vote for election of the following nominees:
For	For	01 - Lynton R. Wilson	Issuer
For	For	02 - Robert E. Brown	Issuer
For	For	03 - Marc Parent	Issuer
For	For	04 - Brian E. Barents	Issuer
For	For	05 - John A. (Ian) Craig	Issuer
For	For	06 - H. Garfield Emerson	Issuer
For	For	07 - Anthony S.Fell	Issuer
For	For	08 - Paul Gagne	Issuer
For	For	09 - James F. Hankinson	Issuer
For	For	10 - E. R. (Randy) Jayne II	Issuer
For	For	11 - Robert Lacroix	Issuer
For	For	12 - John Manley	Issuer
For	For	13 - Peter J. Schoomaker	Issuer
For	For	14 - Katharine B. Stevenson	Issuer
For	For	15 - Lawrence N. Stevenson	Issuer

For	For	2. Appointment of Pricewaterhousecoopers, LLP as auditors and authorization of the Directors to fix their remuneration.	Issuer

For	For	3. Resolution to renew the Shareholder Protection Rights Plan Agreement.	Issuer

For	For	4. Resolution to approve the Amended and Restated General By-Law of the Corporation enacted by the Board of Directors on May 14, 2009.	Issuer

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
General Mills, Inc.	9/21/2009	370334104	gis

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. The Board of Directors recommends that you vote FOR the following:
For	For	1a. Bradbury H. Anderson	Issuer
For	For	1b. R. Kerry Clark	Issuer
For	For	1c. Paul Danos	Issuer
For	For	1d. William T. Esrey	Issuer
For	For	1e. Raymond V. Gilmartin	Issuer
For	For	1f. Judith Richards Hope	Issuer
For	For	1g. Heidi G. Miller	Issuer
For	For	1h. Hilda Ochoa-Brillembourg	Issuer
For	For	1i. Steve Odland	Issuer
For	For	1j. Kendall J. Powell	Issuer
For	For	1k. Lois E. Quam	Issuer
For	For	1l. Michael D. Rose	Issuer
For	For	1m. Robert L. Ryan	Issuer
For	For	1n. Dorothy a. Terrell	Issuer

The Board of Directors recommends you vote FOR the following proposals:
For	For	2. Adopt the 2009 Stock Compensation Plan.	Issuer

For	For	3. Ratify the appointment of KPMG LLP as General Mills' independent registered public accounting firm.	Issuer

For		The Board of Directors recommends you vote AGAINST the following proposal:
Against	Against	4. Stockholder Proposal on Advisory Vote on Executive Compensation.	Security Holder

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Oracle Corporation	10/7/2009	68389X105	orcl

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. Directors Recommend: A Vote for Election of the Following Nominees:
For	For	01 - Jeffrey S. Berg	Issuer
For	For	02 - H. Raymond Bingham	Issuer
For	For	03 - Michael J. Boskin	Issuer
For	For	04 - Safra A. Catz	Issuer
For	For	05 - Bruce R. Chizen	Issuer
For	For	06 - George H. Conrades	Issuer
For	For	07 - Lawrence J. Ellison	Issuer
For	For	08 - Hector Garcia-Molina	Issuer
For	For	09 - Jeffrey O. Henley	Issuer
For	For	10 - Donald L. Lucas	Issuer
For	For	11 - Charles E. Phillips, Jr.	Issuer
For	For	12 - Naomi O. Seligman	Issuer

For	For	2. Proposal for the Approval of the Adoption of the Fiscal Year 2010 Executive Bonus Plan.	Issuer

For	For	3. Proposal to Ratify the Selection of Ernst & Young LLP as Independent Registered Public Accounting Firm of the Company for the Fiscal Year Ending May 21, 2010.	Issuer

Against	Against	4. Stockholder Proposal Regarding Special Stockholder Meetings.	Security Holder

Against	Against	5. Stockholder Proposal Regarding Advisory Vote on Executive Compensation.	Security Holder

Against	Against	6. Stockholder Proposal Regarding Equity Retention Policy.	Security Holder

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Microsoft Corporation	11/19/2009	594918104	msft

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1. Election of Director: William H. Gates, III	Issuer
For	For	2. Election of Director: Steven A. BallmerI	Issuer
For	For	3. Election of Director: Dina Doblon	Issuer
For	For	4. Election of Director: Raymond V. Gilmartin	Issuer
For	For	5. Election of Director: Reed Hastings	Issuer
For	For	6. Election of Director: Maria Klawe	Issuer
For	For	7. Election of Director: David F. Marquardt	Issuer
For	For	8. Election of Director: Charles H. Noski	Issuer
For	For	9. Election of Director: Helmut Panke	Issuer

For	For	10. Ratification of the Selection of Deloitte & Touche LLP as the Company's Independent Auditor.	Issuer

For	For	11. To Approve Amendments to Amended and Restated Articles of Incorporation.	Issuer

For	For	12. Advisory Vote on Executive Compensation.	Issuer

Against	Against	13. Shareholder Proposal - Adoption of Healthcare Reform Principles.	Security Holder

Against	Against	14. Shareholder Proposal - Disclosure of Charitable Contributions.	Security Holder

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Deere & Company	2/24/2010	244199105	de

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1A. Election of Director: Samuel R. Allen	Issuer
For	For	1B. Election of Director: Aulana L. Peters	Issuer
For	For	1C. Election of Director: David B. Speer	Issuer

For	For	2. Company Proposal #1 - Amend Restated Certificate of Incorporation to Provide for Annual Election of All Directors.	Issuer

For	For	3. Company Proposal #2 - Amend the John Deere Omnibus Equity and Incentive Plan.	Issuer

For	For	4. Company Proposal #3 - Re-Approve the John Deere Shore-Term Incentive Bonus Plan.	Issuer

For	For	5. Ratification of the Appointment of Deloitte & Touche LLP as the Independent Registered Public Accounting Firm for Fiscal 2010.	Issuer

Against	Against	6. Stockholder Proposal #1 - CEO Pay Disparity.	Security Holder

Against	Against	7. Stockholder Proposal #2 - Advisory Vote on Executive Compensation.	Security Holder

Against	Against	8. Stockholder Proposal #3 - Separation of CEO and Chairman Responsibilities.	Security Holder

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Agilent Technologies, Inc.	3/2/2010	00846U101	a

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1A. Election of Director: Paul N. Clark	Issuer
For	For	1B. Election of Director: James G. Cullen	Issuer

For	For	2. The Ratification of the Audit and Finance Committee's Appointment of Pricewaterhousecoopers LLP as Agilent's Independent Registered Public Accounting Firm.	Issuer

For	For	3. The Approval of Agilent Technologies, Inc. Performance-Based Compensation Plan for Covered Employees.	Issuer

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
The Walt Disney Company	3/10/2010	254687106	dis

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. Election of Directors:
For	For	1a. Susan F. Arnold	Issuer
For	For	1b. John E. Bryon	Issuer
For	For	1c. John S. Chen	Issuer
For	For	1d. Judith L. Estrin	Issuer
For	For	1e. Robert A. Iger	Issuer
For	For	1f. Steven P. Jobs	Issuer
For	For	1g. Fred H. Langhammer	Issuer
For	For	1h. Aylwin B. Lewis	Issuer
For	For	1i. Monica C. Lozano	Issuer
For	For	1j. Robert W. Matschullat	Issuer
For	For	1k. John E. Pepper, JR.	Issuer
For	For	1l. Sheryl Sandberg	Issuer
For	For	1m. Orin C. Smith	Issuer

For	For	2. To ratify the appointment of PricewaterhouseCoopers LLP as the Company's registered public accountants for 2010.	Issuer

For	For	3. To approve the Amendment to the Amended and Restated 2005 Stock Incentive Plan.	Issuer

For	For	4. To approve the amendment to the Company's Restated Certificate of Incorporation relating to Interested Person transactions.	Issuer

For	For	5. To approve the amendment to the Company's Restated Certificates of Incorporation relating to Bylaw amendments.	Issuer

For	For	6. To approve the amendment to the Company's Restated Certificate of Incorporation relating to tracking stock provisions.	Issuer

For	For	7. To approve the amendment to the Company's Restated Certificate of Incorporation relating to classified board transition provisions.	Issuer

Against	Against	8. To approve the shareholder proposal relating to shareholder advisory vote on executive compensation.	Security Holder

Against	Against	0. To approve the shareholder proposal relating to ex-gay non discrimination policy.	Security Holder

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Iberdrola, S.A.	3/26/2010	450737101	ibdry

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For
1.  Approval of the individual annual financial
statements of IBERDROLA, S.A. (balance sheet,
profit and loss statement, statement of changes
in shareholders' equity, statement of cash flows,
and notes) and of the consolidated financial
statements of IBERDROLA, S.A. and its
subsidiaries (balance sheet, profit and loss
statement, statement of changes in shareholders'
equity, statement of cash flows, and notes) for the
fiscal year ended on December 31, 2009.
Issuer

For	For	2. Approval of the individual management report of IBERDROLA, S.A. and of the consolidated management report of IBERDROLA, S.A. and its subsidiaries for the fiscal year ended on December 31, 2009.	Issuer

For	For	3. Approval of the management and actions of the Board of Directors during the fiscal year ended on December 31, 2009.	Issuer

For	For	4. Re-election of the auditor of the Company and of its Consolidated Group for fiscal year 2010.	Issuer

For	For	5. Approval of the proposal for the allocation of profits/losses and the distribution of dividends for the fiscal year 2010.	Issuer

For	For
6.  Approval, for the free-of-charge allocation of
the ordinary shares issued to the shareholders of
the Company, of an increase in share capital by
means of a scrip issue at a maximum reference
market value of one thousand eight hundred sixty-
six (1,866) million euros.  The shareholders will
be offered the acquisition of their free-of-charge
allocation rights at a guaranteed price.  Express
provision for the possibility of an incomplete
allocation, all as more fully described in the proxy statement.
Issuer

7. Renewal of the Board of Directors.
7a. Filing of vacancies:
For	For	7aa. Appointment of Ms. Maria Helena Antolin Rabaud as Director, with the status of external independent Director.	Issuer
For	For	7ab. Appointment of Mr. Santiago Martinez Lage as Director, with the status of external independent Director.	Issuer
For	For	7b. Re-election of Directors:	Issuer
For	For	7ba. Re-election of Mr. Victor de Umutia Valiejo as Director, with the status of external independent Director.	Issuer
For	For	7bb. Re-election of Mr. Ricardo Alvarez Isasi as Director, with the status of external independent Director.	Issuer
For	For	7bc. Re-election of Mr. Jose Ignacio Berroeta Echevarria as Director, with the status of external independent Director.	Issuer
For	For	7bd. Re-election of Mr. Juan Luis Arregui Ciarsolo as Director, with the status of external independent Director.	Issuer
For	For	7be. Re-election of Mr. Jose Ignacio Sanchez Galan as Director, with the status of external independent Director.	Issuer
For	For	7bf. Re-election of Mr. Julio de Miguel Aynat as Director, with the status of external independent Director.	Issuer
For	For	7bg. Re-election of Mr. Sebastian Battaner Arias as Director, with the status of external independent Director.	Issuer
For	For	7c. Establishment of the number of Directors.	Issuer

For	For
8.  Authorization to the Board of Directors, with
the express power of delegation, for the derivative acquisition of the Company's own shares by the
Company itself and/or by its subsidiaries, upon
the terms provided by applicable law, for which
purpose the granted by the shareholders at the
General Shareholders' Meeting of March 20, 2009
is hereby deprived of effect to the extent of the
unused amount.
Issuer

For	For
9.  Delegation to the Board of Directors, with the
express power of substitution for the term of five
(5) years, of the power to issued a) bonds or
single debentures and other fixed-income
securities of a like nature (other than notes),
as well as preferred stock, up to a maximum amount
of twenty (20) billion euros, and b) notes up to a
maximum amount at any give time, independently
of the foregoing , of six (6) billion euros, and
authorization for the Company to guarantee,
within the limits set forth above, new issuances of securities by subsidiaries.
Issuer

For	For
10. Authorization to the Board of Directors, with
the express power of delegation, to apply for the
listing on and delisting from Spanish or foreign,
official or unofficial, organized or other secondary
markes of the shares, debentures, bonds, notes,
preferred stock or any other securities issued or
to be issued, and to adopt such resolutions as
may be necessary to ensure the continued listing
of the shares, debentures or other securities of
the Company  that may then be outstanding, all
as more fully described in the proxy statement.
Issuer

For	For
11.  Authorization to the Board of Directors,
with the express power of delegation, to create
and fund associations and foundations, pursuant
to applicable legal provisions, for which purpose
the authorization granted by the shareholders at
the General Shareholders' Meeting of March 20, 2009
is hereby deprived of effect to the extent of the
unused amount.
Issuer

For	For	12. Amendment of Articles 11 and 62 of the By- Laws.	Issuer

For	For
13.  Delegation of poweres to formalize and
execute all resolutions adopted by the
shareholder of the General Shareholders'
Meeting, for conversion thereof into a public
instrument, and for the interpretation, correction
and supplementation thereof or further elaboration
thereon until the required registrations are made.
Issuer
Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Hanesbrands, Inc.	4/27/2010	410345102	hbi

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. Directors Recommended: A Vote for Election of the Following Nominees:
For	For	01 - Lee A. Chaden	Issuer
For	For	02 - Bobby J. Griffin	Issuer
For	For	03 - James C. Johnson	Issuer
For	For	04 - Jessica T. Mathews	Issuer
For	For	05 - J. Patrick Mulcahy	Issuer
For	For	06 - Ronald L. Nelson	Issuer
For	For	07 - Richard A. Noll	Issuer
For	For	08 - Andrew J. Schindler	Issuer
For	For	09 - Ann E. Ziegler	Issuer

For	For	2. To Ratify the Appointment of Pricewaterhousecoopers LLP as Hanesbrands' Independent Registered Public Accounting Firm for Hanesbrands' 2010 Fiscal Year.	Issuer

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Bank of New York Mellon Corp.	4/13/2010	064058100	bk

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. Directors Recommend: A Vote for Election of the Following Nominees:
For	For	01 - Ruthe E. Bruch	Issuer
For	For	02 - Nicholas M. Donofrio	Issuer
For	For	03 - Gerald L. Hassell	Issuer
For	For	04 - Edmund F. Kelly	Issuer
For	For	05 - Robert P. Kelly	Issuer
For	For	06 - Richard J. Kogan	Issuer
For	For	07 - Michael J. Kowalski	Issuer
For	For	08 - John A. Luke, Jr.	Issuer
For	For	09 - Robert Mehrabian	Issuer
For	For	10 - Mark A. Nordenberg	Issuer
For	For	11 - Catherine A. Rein	Issuer
For	For	12 - William C. Richardson	Issuer
For	For	13 - Samuel C. Scott, III	Issuer
For	For	14 - John P. Surma	Issuer
For	For	15 - Wesley W. Schack	Issuer

For	For	2. Proposal to Approve the Advisory (Non- Binding) Resolution Relating to 2009 Executive Compensation.	Issuer

For	For	3. Ratification of Appointment of KPMG LLP as Independent Registered Public Accountant.	Issuer

Against	Against	4. Stockholder Proposal with Respect to Cumulative Voting.	Security Holder

Against	Against	5. Stockholder Proposal Requesting Adoption of Policy Requiring Five-Year Lock-Up Period for Senior Executives' Equity Incentive Awards.	Security Holder

Against	Against	6. Stockholder Proposal Requesting Stockholder Approval of Certain Future Severance Agreements with Senior Executives.	Security Holder

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Diebold, Incorporated	4/29/2010	253651103	dbd

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. Directors Recommend a Vote for Election of the Following Nominees:
For	For	01 - Bruce L. Byrnes	Issuer
For	For	02 - Mei-Wei Cheng	Issuer
For	For	03 - Phillip R. Cox	Issuer
For	For	04 - Richard L. Crandall	Issuer
For	For	05 - Gale S. Fitzgerald	Issuer
For	For	06 - Phillip B. Lassiter	Issuer
For	For	07 - John N. Lauer	Issuer
For	For	08 - Thomas W. Swidarski	Issuer
For	For	09 - Henry D. G. Wallace	Issuer
For	For	10 - Alan J. Weber	Issuer

For	For	2. To Ratify the Appointment of KPMG LLP as the Company's Independent Auditors for the Year 2010.	Issuer

For	For	3. To Re-Approve the Company's Annual Cash Bonus Plan.	Issuer

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Potash Corporation of	5/6/2010	73755L107	pot
Saskatchewan Inc.

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. Directors Recommend a Vote for Election of the Following Nominees:
For	For	01 - C. M. Burley	Issuer
For	For	02 - W. J. Doyle	Issuer
For	For	03 - J. W. Estey	Issuer
For	For	04 - C. S. Hoffman	Issuer
For	For	05 - D. J. Howe	Issuer
For	For	06 - A. D. Laberge	Issuer
For	For	07 - K. G. Martell	Issuer
For	For	08 - J. J. McCaig	Issuer
For	For	09 M. Mogford	Issuer
For	For	10 - J. Schoenhals	Issuer
For	For	11 - E. R. Stromberg	Issuer

For	For	2. The appointment of Deloitte & Touche LLP as Auditors of the Corporation.	Issuer

For	For
3.  The Resolution (Attached as Appendix B to
the Accompanying Management Proxy Circular)
Approving the Adoption of a New Performance
Option Plan, the Full Text of which is Attached as
Appendix C to the Accompanying Management
Proxy Circular.
Issuer

For	For
4.  The Advisory Resolution (Attached as
Appendix D to the Accompanying Management
Proxy Circular) Accepting the Corporations
Approach to Executive Compensation Disclosed
in the Accompanying Management Proxy Circular.
Issuer

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
EMC Corporation	4/29/2010	268648102	emc

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1A. Election of Director: Michael W. Brown	Issuer
For	For	1B. Election of Director: Randolph L. Cowen	Issuer
For	For	1C. Election of Director: Michael J. Cronin	Issuer
For	For	1D. Election of Director: Gail Deegan	Issuer
For	For	1E. Election of Director: James S. Distasio	Issuer
For	For	1F. Election of Director: John R. Egan	Issuer
For	For	1G. Election of Director: Edmund F. Kelly	Issuer
For	For	1H. Election of Director: Windle B. Priem	Issuer
For	For	1I. Election of Director: Paul Sagan	Issuer
For	For	1J. Election of Director: David N. Strohm	Issuer
For	For	1K. Election of Director: Joseph M. Tucci	Issuer

For	For	2. To Ratify the Selection by the Audit Committee of Pricewaterhousecoopers LLP as EMC's Independent Auditors.	Issuer

Against	Against	3. To Act upon a Shareholder Proposal Relating to Special Shareholder Meetings.	Security Holder

Against	Against	4. To Act upon a Shareholder Proposal Relating to an Advisory Vote on Executive Compensation.	Security Holder

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
The Travelers Companies, Inc.	5/4/2010	89417E109	trv

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
The Board of Directors recommends you vote FOR the following proposals:
1. Proposal to Elect the Twelve Directors Listed Below:
For	For	1a. Alan L. Beller	Issuer
For	For	1b. John H. Dasburg	Issuer
For	For	1c. Janet M. Dolan	Issuer
For	For	1d. Kenneth M. Duberstein	Issuer
For	For	1e. Jay S. Fishman	Issuer
For	For	1f. Lawrence G. Graev	Issuer
For	For	1g. Patricia L. Higgins	Issuer
For	For	1h. Thomas R. Hodgson	Issuer
For	For	1i. Cleve L. Killingsworth, Jr.	Issuer
For	For	1j. Blythe J. McGarvie	Issuer
For	For	1k. Donald J. Shephard	Issuer
For	For	1l. Laurie J. Thomsen	Issuer

For	For	2. Proposal to ratify the appointment of KPMG LLP as Travelers' Independent Registered Public Accounting Firm for 2010.	Issuer

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
United Parcel Service	5/6/2010	911312106	ups

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. Directors Recommend: A Vote for Election of the Following Nominees:
For	For	01 - Duane Ackerman	Issuer
For	For	02 - Michael J. Burns	Issuer
For	For	03 - Scott Davis	Issuer
For	For	04 - Stuart E. Eizenstat	Issuer
For	For	05 - Michael L. Eskew	Issuer
For	For	06 - William R. Johnson	Issuer
For	For	07 - Ann M. Livermore	Issuer
For	For	09 - Rudy Markham	Issuer
For	For	09 - John W. Thompson	Issuer
For	For	10 - Carol B. Tome	Issuer

For	For	2. Ratification of the Appointment of Deloitte & Touche LLP as UPS's Independent Registered Public Accountants for the Year Ending December 31, 2010.	Issuer

For	For	3. Approval of a Proposal Removing the Voting Standard from the UPS Certificate of Incorporation so that the Board May Provide for Majority Voting in Uncontested Director Elections.	Issuer

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Johnson & Johnson	4/22/2010	478160104	jnj

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
The Board of Directors Recommends a Vote for all the Nominees Listed:
1. Election of Directors:
For	For	1a. Mary Sue Coleman	Issuer
For	For	1b. James G. Cullen	Issuer
For	For	1c. Michael M. E. Johns	Issuer
For	For	1d. Susan L. Lindquist	Issuer
For	For	1e. Anne M. Mulcahy	Issuer
For	For	1f. Leo F. Mullin	Issuer
For	For	1g. William D Perez	Issuer
Against	For	1h. Charles Prince	Issuer
For	For	1i. David Satcher	Issuer
For	For	1j. William C. Weldon	Issuer

For	For	2. Ratification of Appointment of PricewaterhouseCoopers, LLP as Independent Registered Public Accounting Firm for 2010.	Issuer

Against	Against	3. Advisory Vote on Executive Compensation.	Security Holder

Against	Against	4. Special Shareowner Meetings.	Security Holder

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Exelon Corporation	4/27/2010	30161N101	exc

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
The Board of Directors recommends you vote for the following proposals:
For	For	1. Election of Directors	Issuer
For	For	1a. John A. Canning, Jr.	Issuer
For	For	1b. M. Walter D'Alessio	Issuer
For	For	1c. Nicholas DeBenedictis	Issuer
For	For	1d. Bruce DeMars	Issuer
For	For	1e. Nelson A. Diaz	Issuer
For	For	1f. Sue L. Gin	Issuer
For	For	1g. Rosmarie B. Greco	Issuer
For	For	1h. Paul L. Joskow	Issuer
For	For	1i. Richard W. Miles	Issuer
For	For	1j. John M. Palms	Issuer
For	For	1k. William C. Richarson	Issuer
For	For	1l. Thomas J. Ridge	Issuer
For	For	1m. John W. Rogers, Jr.	Issuer
For	For	1n. John W. Rowe	Issuer
For	For	1o. Stephen D. Steinour	Issuer
For	For	1p. Don Thompson	Issuer

For	For	2. The Approval of Exelon Corporation's 2011 Long-Term Incentive Plan;	Issuer

For	For	3. The Ratification of PricewaterhouseCoopers, LLP as Exelon's Independent Accountant for the year 2010;	Issuer

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
ConocoPhillips	5/12/2010	20825C104	cop

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
The Board of Directors Recommends a Vote "For" Items 1 and 2.
For	For	1. Election of Directors:	Issuer
For	For	1a. Richard L. Armitage	Issuer
For	For	1b. Richard H. Auchnieck	Issuer
For	For	1c. James E. Copeland, Jr.	Issuer
For	For	1d. Kenneth M. Duberstein	Issuer
For	For	1e. Ruth R. Harkin	Issuer
For	For	1f. Harold W. McGraw III	Issuer
For	For	1g. James J. Mulva	Issuer
For	For	1h. Robert A. Niblock	Issuer
For	For	1i. Harald J. Norvick	Issuer
For	For	1j. William K. Reilly	Issuer
For	For	1k. Bobb S. Shackouls	Issuer
For	For	1l. Victoria J. Tschinkel	Issuer
For	For	1m. Kathryn C. Turner	Issuer
For	For	1n. William E. Wade, Jr.	Issuer

For	For	2. Proposal to ratify appointment of Ernst & Young, LLP as ConocoPhillips' Independent Registered Public Accounting Firm for 2010.	Issuer

For		The Board of Directors Recommends a Vote "Against" Items 3 - 10.

Against	Against	3. Board Risk Management Oversight.	Securiy Holder

Against	Against	4. Greenhouse gas Reduction	Securiy Holder

Against	Against	5. Oil Sands Drilling	Securiy Holder

Against	Against	6. Louisiana Wetlands	Securiy Holder

Against	Against	7. Financial Risks of Climate Change	Securiy Holder

Against	Against	8. Toxic Pollution Report	Securiy Holder

Against	Against	9. Gender Expression Non-Discrimination	Securiy Holder

Against	Against	10. Political Contributions	Securiy Holder

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Delphi Financial Corporation	5/4/2010	247131105	dfg

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. Directors Recommend: A Vote for Election of the Following Nominees:
For	For	01 - Philip R. O'Connor	Issuer
For	For	02 - Robert Rosenkranz	Issuer
For	For	03 - Donald A. Sherman	Issuer
For	For	04 - Kevin R. Brine	Issuer
For	For	05 - Edward A. Fox	Issuer
For	For	06 - Steven A. Hirsh	Issuer
For	For	07 - Harold F. Ilg	Issuer
For	For	08 - James M. Litvack	Issuer
For	For	09 - James N. Meehan	Issuer
For	For	10 - Robert F. Wright	Issuer

For	For	2. To Approve the 2010 Outside Directors Stock Plan.	Issuer

For	For	3. To Approve the 2010 Employee Stock Purchase Plan.	Issuer

For	For	4. To Ratify the Appointment of Ernst & Young LLP as the Company's Independent Registered Public Accounting Firm for the Fiscal Year Ending December 31, 2010.	Issuer

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Lowe's Companies, Inc.	5/28/2010	548661107	low

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. Directors Recommend: A Vote for the Following Nominees:
DID NOT VOTE PROXY	For	01 - David W. Bernauer	Issuer
	For	02 - Leonard L. Berry	Issuer
	For	03 - Dawn E. Hudson	Issuer
	For	04 - Robert A. Niblock	Issuer

	For	2. To Ratify the Appointment of Deloitte & Touche LLP as the Company's Independent Registered Public Accounting Firm.	Issuer

	For	3. To Approve an Amendment to Lowe's Bylaws Decreasing the Percentage of Shares Required to Call a Special Meeting of Shareholders.	Issuer

	Against	The Board of Directors Recommends a Vote "For" Proposals 2 and 3 Above.	Security Holder

	Against	4. Shareholder Proposal Regarding Report on Political Spending.	Security Holder

	Against	5. Shareholder Proposal Regarding Separating the Roles of Chairman and CEO.

The Board of Directors Recommends a Vote "Against" Proposal 4 and 5 Above.

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Fiserv, Inc.	5/26/2010	337738108	fisv

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. Directors Recommend: A Vote for Election of the Following Nominees:
For	For	01 - K. M. Robank	Issuer
For	For	02 - T. C. Wertheimer	Issuer
For	For	03 - D. R. Simmons	Issuer

For	For	2. To Ratify the Selection of Deloitte & Touche LLP as our Independent Registered Public Accounting Firm for 2010.	Issuer

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Quest Diagnostics Incorporated	5/6/2010	74834L100	dgx

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	For	1A. Election of Director: John C. Baldwin	Issuer
For	For	1B. Election of Director: Suryan N. Mohapatra	Issuer
For	For	1C. Election of Director: Gary M. Pfeiffer	Issuer

For	For	2. To Ratify the Appointment of Pricewaterhousecoopers LLP as our Independent Registered Public Accounting Firm for 2010.	Issuer

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Scientific Games Corporation	6/8/2010	80874P109	sgms

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. Directors Recommend: A Vote for Election of the Following Nominees:
For	For	01 - A. Lorne Weil	Issuer
For	For	02 - Michael R. Chambrello	Issuer
For	For	03 - Peter A. Cohen	Issuer
For	For	04 - Gerald J. Ford	Issuer
For	For	05 - David L. Kennedy	Issuer
For	For	06 - J. Robert Kerrey	Issuer
For	For	07 - Ronald O. Perelman	Issuer
For	For	08 - Michael J. Regan	Issuer
For	For	09 - Barry F. Schwartz	Issuer
For	For	10 - Frances F. Townsend	Issuer
For	For	11 - Eric M. Turner	Issuer
For	For	12 - Joseph R. Wright	Issuer

For	For	2. To Ratify the Appointment of Deloitte & Touche LLP as Independent Auditor for the Fiscal Year Ending December 31, 2010.	Issuer

Name of Fund:	Concorde Value Fund
Period:	July 1, 2009 - June 30, 2010

Company Name	Meeting Date	CUSIP	Ticker
Devon Energy Corporation	6/9/2010	25179M103	dvn

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
1. Directors Recommend a Vote for the Following Nominees:
For	For	01 - John Richels	Issuer

For	For	2. Ratify the Appointment of the Company's Independent Auditors for 2010.	Issuer

Against	Against	3. Adopt Simple Majority Vote.	Security Holder

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Concorde Funds, Inc.

By (Signature and Title)*    /s/ Gary B. Wood
Gary B. Wood, President
Principal Executive Officer

Date           7/15/10
* Print the name and title of each signing officer under his or her signature.